Annual Total Returns	12 Months Ended
Dec. 31, 2024
PRINCIPAL FOCUSED BLUE CHIP ETF | Principal Focused Blue Chip ETF Class
Prospectus [Line Items]
Annual Return [Percent]	20.63%